Risk/Return Detail Data - FidelityDisciplinedEquityFund-RetailPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Capital Trust
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Disciplined Equity Fund /Fidelity® Disciplined Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Disciplined Equity Fund seeks capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39 % of the average value of its portfolio.
Portfolio Turnover, Rate	39.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Seeking to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500® Index when allocating the fund's investments across industries. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	22.36%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	24.48%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.69%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund | Fidelity Disciplined Equity Fund
Risk/Return:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.53%
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665
2014	12.05%
2015	0.12%
2016	6.24%
2017	21.54%
2018	(10.06%)
2019	31.95%
2020	29.80%
2021	27.65%
2022	(28.04%)
2023	34.04%
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund | Return Before Taxes | Fidelity Disciplined Equity Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	34.04%
Past 5 years	16.09%
Past 10 years	10.63%
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund | After Taxes on Distributions | Fidelity Disciplined Equity Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	32.60%
Past 5 years	15.58%
Past 10 years	9.50%
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund | After Taxes on Distributions and Sales | Fidelity Disciplined Equity Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	21.11%
Past 5 years	12.98%
Past 10 years	8.35%
FidelityDisciplinedEquityFund-RetailPRO | Fidelity Disciplined Equity Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.